Statement of Changes in Net Assets Available for Benefits - EBP 36-4007085 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employee	$ 27,368,079
Rollovers	2,596,735
Employer	7,970,397
Total contributions	37,935,211
Investment income
Net appreciation in fair value of investments	39,589,315
Interest and dividends	2,034,475
Total investment income	41,623,790
Interest income on notes receivable from participants	452,802
Benefits paid to participants	(43,786,625)
Administrative expenses	(444,251)
Net increase	35,780,927
Net assets available for benefits
Beginning of year	267,505,912
End of year	$ 303,286,839